Quarterly Holdings Report
for
Fidelity® SAI Sustainable Low Duration Bond Fund
November 30, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SLO-NPRT1-0126
1.9904917.103
Asset-Backed Securities - 19.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.2%
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	44,292	44,375
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (b)	125,000	125,120
Ally Auto Receivables Trust Series 2025-1 Class A2, 4.03% 7/17/2028	150,000	150,048
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	80,331	80,505
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	134,101	134,418
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028	215,000	216,571
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	29,779	29,831
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	150,000	148,056
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	55,784	55,856
Capital One Prime Auto Receivables Trust Series 2025-1 Class A2A, 3.88% 1/16/2029	160,000	160,192
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	3,825	3,828
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	20,284	20,329
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	24,670	24,708
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	51,238	51,352
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	60,758	60,910
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	130,000	130,376
Carmax Auto Owner Trust Series 2025-4 Class A2A, 3.95% 3/15/2029	120,000	120,061
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	1,096	1,099
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	101,235	101,422
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	13,155	13,164
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	14,670	14,683
Carvana Auto Receivables Trust Series 2025-P3 Class A2, 4.07% 2/12/2029	120,000	119,940
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	4,507	4,513
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	10,981	10,998
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	100,000	100,291
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	62,606	62,720
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	83,703	83,873
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	28,444	28,530
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	80,000	80,407
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	145,528	146,172
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	10,519	10,568
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	175,000	176,548
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	108,192	108,633
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	45,708	45,810
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	136,000	136,558
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	66,004	66,884
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	127,016	127,968
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	24,684	24,802
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	58,628	58,807
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	76,784	77,044
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	75,878	75,972
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	105,000	105,093
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	65,000	65,209
Fiaot Series 2025-1A Class A2, 4.31% 12/15/2028 (b)	100,000	100,018
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	61,305	61,439
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	140,000	138,542
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	75,485	75,645
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	32,941	33,007
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	93,766	93,978
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	180,000	183,064
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	55,000	55,138
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	10,780	10,799
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	125,444	125,719
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	100,000	100,790
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	26,078	26,105
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	106,322	106,511
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	128,000	128,256
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	170,000	171,088
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.292% 6/15/2028 (b)(c)(d)	126,000	126,486
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	140,000	140,947
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.742% 3/15/2029 (b)(c)(d)	100,000	100,190
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	122,365	122,695
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	82,765	83,027
Halst Series 2025-A Class A2A, 4.6% 6/15/2027 (b)	77,170	77,342
Halst Series 2025-A Class A3, 4.83% 1/18/2028 (b)	180,000	181,775
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	117,000	117,177
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	57,378	57,626
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	122,195	122,426
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	1,897	1,898
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	26,171	26,206
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	707	707
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	103,158	103,451
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	2,124	2,125
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	31,273	31,320
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	80,000	80,199
Hyundai Auto Receivables Trust Series 2025-C Class A2A, 3.97% 7/17/2028	160,000	160,072
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	3,161	3,163
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	100,000	100,463
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	95,183	95,500
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	55,000	55,330
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	57,125	57,219
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	32,126	32,178
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	15,632	15,658
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	140,000	140,234
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	90,000	90,480
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027	22,868	22,903
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	15,750	15,756
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	90,691	90,930
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	95,973	96,639
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	67,344	67,508
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	20,000	20,052
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	64,218	64,341
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	93,691	93,890
SCLP Series 2025-4 Class A, 4.24% 8/25/2035 (b)	143,430	143,409
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	43,739	43,796
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	58,840	59,221
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	9,164	9,173
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	82,904	83,023
Sfs Auto Receivables Securitization Trust Series 2025-3A Class A2, 4.11% 3/20/2029 (b)	135,000	135,072
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	150,000	150,446
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	82,280	82,454
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	9,109	9,116
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A2, 4.14% 6/20/2028 (b)	120,000	120,188
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (b)	100,000	99,268
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	152,410	152,697
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	45,214	45,340
Toyota Lease Owner Trust Series 2025-B Class A2A, 3.91% 5/22/2028 (b)	160,000	159,967
USAA Auto Owner Trust Series 2025-A Class A2, 3.98% 3/15/2028 (b)	150,000	150,020
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	118,853	119,120
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	90,000	90,673
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	24,768	24,804
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	117,595	118,922
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	79,868	80,053
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	165,000	165,561
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	60,955	61,705
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	64,428	65,153
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	79,554	80,205
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	100,000	100,070
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	137,964	138,167
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	148,000	148,280
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	130,067	130,760
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	90,483	90,963
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	506	506
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	54,162	54,239
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	7,356	7,363
World Omni Select Auto Trust Series 2025-A Class A2A, 4.14% 5/15/2030	120,000	120,054
TOTAL UNITED STATES		10,452,044
TOTAL ASSET-BACKED SECURITIES (Cost $10,427,162)		10,452,044

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Goldman Sachs Bank USA 5.283% 3/18/2027 (c) (Cost $71,089)	71,000	71,226

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c) (Cost $54,172)	55,665	54,486

Commercial Mortgage Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	105,000	105,393
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	78,693	78,546
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	94,000	94,147
TOTAL UNITED STATES		278,086
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $277,347)		278,086

Non-Convertible Corporate Bonds - 47.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.47% 11/27/2026 (b)(c)(d)	105,000	105,220
CANADA - 5.3%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd 3.85% 6/1/2027	100,000	99,578
Enbridge Inc 5.9% 11/15/2026	91,000	92,434
		192,012
Financials - 4.8%
Banks - 4.8%
Bank of Montreal 0.949% 1/22/2027 (c)	140,000	139,327
Bank of Montreal 4.567% 9/10/2027 (c)	151,000	151,534
Bank of Montreal 4.8743% 9/22/2028 (c)	175,000	175,021
Bank of Nova Scotia/The 2.7% 8/3/2026	120,000	118,977
Bank of Nova Scotia/The 2.951% 3/11/2027	100,000	98,801
Bank of Nova Scotia/The 5.35% 12/7/2026	146,000	147,958
Bank of Nova Scotia/The U.S. SOFR Index + 0.76%, 4.915% 9/15/2028 (c)(d)	160,000	160,111
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (c)	150,000	150,417
Canadian Imperial Bank of Commerce 5.615% 7/17/2026	146,000	147,426
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.8%, 4.9798% 9/8/2028 (c)(d)	160,000	160,192
Royal Bank of Canada 4.51% 10/18/2027 (c)	140,000	140,561
Royal Bank of Canada 5.069% 7/23/2027 (c)	100,000	100,641
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 4.801% 10/18/2027 (c)(d)	100,000	100,265
Royal Bank of Canada U.S. SOFR Index + 0.7%, 4.6944% 11/3/2028 (c)(d)	210,000	210,199
Toronto Dominion Bank 1.25% 9/10/2026	140,000	137,070
Toronto Dominion Bank 4.568% 12/17/2026	200,000	201,277
Toronto Dominion Bank 5.532% 7/17/2026	130,000	131,235
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.7584% 12/17/2026 (c)(d)	145,000	145,480
		2,616,492
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Emera US Finance LP 3.55% 6/15/2026	80,000	79,646
TOTAL CANADA		2,888,150
CHILE - 0.3%
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Americas SA 4% 10/25/2026	144,000	143,651
FRANCE - 0.7%
Financials - 0.7%
Banks - 0.7%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	200,000	196,345
Societe Generale SA 5.519% 1/19/2028 (b)(c)	200,000	202,457

TOTAL FRANCE		398,802
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Mercedes-Benz Finance North America LLC 5.2% 8/3/2026 (b)	150,000	151,196
IRELAND - 1.4%
Financials - 1.0%
Banks - 0.4%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	200,000	196,480
Consumer Finance - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	171,000	170,313
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	150,000	150,058
		320,371
TOTAL FINANCIALS		516,851

Industrials - 0.4%
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	115,000	114,903
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	140,000	139,900
		254,803
TOTAL IRELAND		771,654
ITALY - 0.4%
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV 4.625% 6/15/2027 (b)	200,000	201,335
JAPAN - 1.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,508
Financials - 1.1%
Banks - 1.1%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	200,000	196,699
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	200,000	197,258
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	200,000	196,895
		590,852
TOTAL JAPAN		792,360
NETHERLANDS - 1.4%
Financials - 0.9%
Banks - 0.9%
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	250,000	250,852
ING Groep NV 1.726% 4/1/2027 (c)	200,000	198,365
		449,217
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	160,000	159,755
NXP BV / NXP Funding LLC 5.35% 3/1/2026	131,000	131,061
		290,816
TOTAL NETHERLANDS		740,033
NORWAY - 0.4%
Financials - 0.4%
Banks - 0.4%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	200,000	197,481
SWEDEN - 0.4%
Financials - 0.4%
Banks - 0.4%
Swedbank AB 6.136% 9/12/2026 (b)	200,000	203,220
UNITED KINGDOM - 2.6%
Financials - 2.6%
Banks - 2.6%
Barclays PLC 5.829% 5/9/2027 (c)	200,000	201,362
HSBC Holdings PLC 4.041% 3/13/2028 (c)	200,000	199,636
HSBC Holdings PLC 5.887% 8/14/2027 (c)	200,000	202,341
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	200,000	202,790
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	200,000	202,410
NatWest Group PLC 5.583% 3/1/2028 (c)	200,000	203,501
NatWest Group PLC 5.847% 3/2/2027 (c)	200,000	200,759

TOTAL UNITED KINGDOM		1,412,799
UNITED STATES - 32.8%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.5%
AT&T Inc 1.7% 3/25/2026	150,000	148,871
AT&T Inc 3.875% 1/15/2026	108,000	107,927
		256,798
Wireless Telecommunication Services - 0.7%
T-Mobile USA Inc 1.5% 2/15/2026	146,000	145,193
T-Mobile USA Inc 2.25% 2/15/2026	120,000	119,470
T-Mobile USA Inc 2.625% 4/15/2026	130,000	129,329
		393,992
TOTAL COMMUNICATION SERVICES		650,790

Consumer Discretionary - 2.7%
Automobiles - 1.2%
American Honda Finance Corp 4.95% 1/9/2026	28,000	28,016
General Motors Financial Co Inc 1.5% 6/10/2026	150,000	147,887
General Motors Financial Co Inc 5.25% 3/1/2026	150,000	150,068
Hyundai Capital America 5.65% 6/26/2026 (b)	180,000	181,403
Hyundai Capital America U.S. SOFR Index + 1.12%, 5.2436% 6/23/2027 (b)(c)(d)	130,000	130,671
		638,045
Leisure Products - 0.2%
Mattel Inc 5.875% 12/15/2027 (b)	130,000	130,086
Specialty Retail - 1.3%
AutoZone Inc 3.125% 4/21/2026	145,000	144,416
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.4697% 12/24/2025 (c)(d)	58,000	58,008
Lowe's Cos Inc 3.1% 5/3/2027	200,000	197,461
O'Reilly Automotive Inc 5.75% 11/20/2026	175,000	177,698
Ross Stores Inc 0.875% 4/15/2026	120,000	118,485
		696,068
TOTAL CONSUMER DISCRETIONARY		1,464,199

Consumer Staples - 1.8%
Beverages - 0.6%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.5339% 11/15/2026 (c)(d)	156,000	155,960
Molson Coors Beverage Co 3% 7/15/2026	160,000	158,976
		314,936
Consumer Staples Distribution & Retail - 0.8%
7-Eleven Inc 0.95% 2/10/2026 (b)	70,000	69,551
Mars Inc 4.45% 3/1/2027 (b)	49,000	49,332
Mondelez International Holdings Netherlands BV 1.25% 9/24/2026 (b)	200,000	195,523
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.4755% 4/28/2027 (c)(d)	127,000	127,423
		441,829
Food Products - 0.4%
Bunge Ltd Finance Corp 3.25% 8/15/2026	108,000	107,367
Kraft Heinz Foods Co 3% 6/1/2026	139,000	138,201
		245,568
TOTAL CONSUMER STAPLES		1,002,333

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
EQT Corp 3.125% 5/15/2026 (b)	83,000	82,444
MPLX LP 1.75% 3/1/2026	50,000	49,680
Spectra Energy Partners LP 3.375% 10/15/2026	145,000	144,159
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	141,000	141,052
Western Gas Partners LP 4.65% 7/1/2026	148,000	148,160
Williams Cos Inc/The 5.4% 3/2/2026	100,000	100,348
		665,843
Financials - 18.1%
Banks - 9.8%
Bank of America Corp 1.658% 3/11/2027 (c)	140,000	138,994
Bank of America Corp 1.734% 7/22/2027 (c)	160,000	157,510
Bank of America Corp 3.559% 4/23/2027 (c)	130,000	129,701
Bank of America Corp 3.824% 1/20/2028 (c)	130,000	129,577
Bank of America Corp 5.08% 1/20/2027 (c)	125,000	125,121
Bank of America Corp 5.933% 9/15/2027 (c)	168,000	170,344
Citibank NA U.S. SOFR Index + 0.781%, 4.831% 5/29/2027 (c)(d)	250,000	251,231
Citigroup Inc 1.122% 1/28/2027 (c)	130,000	129,350
Citigroup Inc 1.462% 6/9/2027 (c)	140,000	138,005
Citigroup Inc 3.2% 10/21/2026	115,000	114,151
Citigroup Inc 3.887% 1/10/2028 (c)	100,000	99,736
Citizens Financial Group Inc 2.85% 7/27/2026	110,000	109,042
Fifth Third Bancorp 1.707% 11/1/2027 (c)	140,000	136,778
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	120,000	118,790
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	130,000	128,238
JPMorgan Chase & Co 3.782% 2/1/2028 (c)	175,000	174,452
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	138,000	137,912
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	150,000	151,538
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	142,000	144,419
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.8686% 7/6/2028 (c)(d)	250,000	250,492
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.78%, 4.7485% 11/17/2028 (c)(d)	250,000	250,206
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	132,000	132,065
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	200,000	201,104
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	170,000	173,573
Truist Financial Corp 1.267% 3/2/2027 (c)	94,000	93,277
Truist Financial Corp 4.123% 6/6/2028 (c)	130,000	130,214
Truist Financial Corp 6.047% 6/8/2027 (c)	180,000	181,636
US Bancorp 2.215% 1/27/2028 (c)	130,000	127,228
US Bancorp 6.787% 10/26/2027 (c)	163,000	166,820
Wells Fargo & Co 3% 10/23/2026	148,000	146,602
Wells Fargo & Co 3% 4/22/2026	89,000	88,598
Wells Fargo & Co 3.196% 6/17/2027 (c)	210,000	208,962
Wells Fargo & Co 3.526% 3/24/2028 (c)	180,000	178,694
Wells Fargo & Co 4.9% 1/24/2028 (c)	180,000	181,540
Wells Fargo & Co 5.707% 4/22/2028 (c)	120,000	122,555
		5,318,455
Capital Markets - 5.0%
Athene Global Funding 2.95% 11/12/2026 (b)	140,000	138,402
Athene Global Funding 4.95% 1/7/2027 (b)	108,000	108,855
Athene Global Funding 5.339% 1/15/2027 (b)	130,000	131,682
Athene Global Funding 5.62% 5/8/2026 (b)	100,000	100,572
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 4.8565% 6/9/2028 (c)(d)	180,000	180,327
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 4.791% 4/20/2027 (c)(d)	250,000	250,344
Equitable America Global Funding U.S. SOFR Index + 0.71%, 4.865% 9/15/2027 (b)(c)(d)	87,000	87,096
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	134,000	133,899
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	170,000	168,716
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	160,000	156,855
Goldman Sachs Group Inc/The 3.5% 11/16/2026	140,000	139,403
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	150,000	150,094
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.352% 4/23/2028 (c)(d)	140,000	141,150
LPL Holdings Inc 4.625% 11/15/2027 (b)	140,000	139,970
Morgan Stanley 0.985% 12/10/2026 (c)	172,000	171,852
Morgan Stanley 1.512% 7/20/2027 (c)	170,000	167,177
Morgan Stanley 1.593% 5/4/2027 (c)	80,000	79,126
Morgan Stanley 5.05% 1/28/2027 (c)	110,000	110,114
Morgan Stanley U.S. SOFR Index + 1.02%, 5.1073% 4/13/2028 (c)(d)	100,000	100,481
State Street Corp U.S. SOFR Index + 0.95%, 5.0067% 4/24/2028 (c)(d)	62,000	62,384
		2,718,499
Consumer Finance - 1.4%
American Express Co 5.389% 7/28/2027 (c)	140,000	141,241
American Express Co 5.645% 4/23/2027 (c)	200,000	201,238
Capital One Financial Corp 7.149% 10/29/2027 (c)	150,000	153,791
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.5483% 4/10/2026 (c)(d)	90,000	90,082
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 4.6662% 5/14/2027 (c)(d)	150,000	150,777
		737,129
Financial Services - 0.5%
Aviation Capital Group LLC 1.95% 9/20/2026 (b)	108,000	106,044
Corebridge Global Funding 5.75% 7/2/2026 (b)	80,000	80,801
Western Union Co/The 1.35% 3/15/2026	114,000	112,980
		299,825
Insurance - 1.4%
Brown & Brown Inc 4.6% 12/23/2026	49,000	49,226
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	120,000	119,579
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	140,000	137,658
Equitable Financial Life Global Funding 5.5% 12/2/2025 (b)	101,000	101,003
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	90,000	89,585
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	150,000	151,165
Reinsurance Group of America Inc 3.95% 9/15/2026	100,000	99,945
		748,161
TOTAL FINANCIALS		9,822,069

Health Care - 1.6%
Health Care Providers & Services - 1.3%
Cigna Group/The 1.25% 3/15/2026	120,000	119,007
CVS Health Corp 2.875% 6/1/2026	163,000	161,938
CVS Health Corp 3% 8/15/2026	91,000	90,266
CVS Health Corp 5% 2/20/2026	180,000	180,194
HCA Inc 5.25% 6/15/2026	60,000	60,046
HCA Inc 5.375% 9/1/2026	70,000	70,188
		681,639
Pharmaceuticals - 0.3%
Merck & Co Inc U.S. SOFR Index + 0.46%, 4.6365% 9/15/2027 (c)(d)	152,000	152,845
Pfizer Inc U.S. SOFR Index + 0.5%, 4.4277% 11/15/2027 (c)(d)	44,000	44,109
		196,954
TOTAL HEALTH CARE		878,593

Industrials - 1.0%
Aerospace & Defense - 0.4%
L3Harris Technologies Inc 3.85% 12/15/2026	200,000	199,648
Ground Transportation - 0.3%
CSX Corp 2.6% 11/1/2026	140,000	138,263
Machinery - 0.3%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 4.7793% 10/16/2026 (c)(d)	150,000	150,640
Trading Companies & Distributors - 0.0%
Air Lease Corp 2.875% 1/15/2026	50,000	49,906
TOTAL INDUSTRIALS		538,457

Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.9% 10/1/2026	150,000	150,804
Dell International LLC / EMC Corp 6.02% 6/15/2026	32,000	32,193
		182,997
Semiconductors & Semiconductor Equipment - 0.2%
Marvell Technology Inc 1.65% 4/15/2026	130,000	128,775
Software - 1.0%
Oracle Corp 1.65% 3/25/2026	141,000	139,872
Oracle Corp 2.65% 7/15/2026	105,000	104,033
Roper Technologies Inc 3.8% 12/15/2026	145,000	144,645
VMware LLC 1.4% 8/15/2026	150,000	147,360
		535,910
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	45,000	45,137
TOTAL INFORMATION TECHNOLOGY		892,819

Materials - 0.2%
Chemicals - 0.2%
Celanese US Holdings LLC 1.4% 8/5/2026	90,000	87,899
Real Estate - 1.7%
Diversified REITs - 0.3%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	150,000	149,921
Office REITs - 0.3%
COPT Defense Properties LP 2.25% 3/15/2026	190,000	188,796
Retail REITs - 0.3%
Realty Income Corp 3% 1/15/2027	150,000	148,360
Specialized REITs - 0.8%
American Tower Corp 1.6% 4/15/2026	120,000	118,895
American Tower Corp 3.375% 10/15/2026	140,000	139,169
American Tower Corp 3.65% 3/15/2027	90,000	89,388
Crown Castle Inc 1.05% 7/15/2026	90,000	88,254
		435,706
TOTAL REAL ESTATE		922,783

Utilities - 1.7%
Electric Utilities - 0.7%
DTE Electric Co 4.25% 5/14/2027	25,000	25,174
Duke Energy Corp 2.65% 9/1/2026	91,000	90,043
Eversource Energy 4.75% 5/15/2026	130,000	130,373
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	67,000	67,709
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	64,000	64,482
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	24,000	24,208
		401,989
Multi-Utilities - 1.0%
Dominion Energy Inc 1.45% 4/15/2026	120,000	118,792
Dominion Energy Inc 2.85% 8/15/2026	100,000	99,135
DTE Energy Co 2.85% 10/1/2026	140,000	138,603
WEC Energy Group Inc 4.75% 1/9/2026	100,000	100,032
WEC Energy Group Inc 5.6% 9/12/2026	80,000	80,832
		537,394
TOTAL UTILITIES		939,383

TOTAL UNITED STATES		17,865,168
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $25,767,083)		25,871,069

U.S. Treasury Obligations - 28.1%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/29/2026	3.75 to 3.80	3,000,000	2,981,270
US Treasury Bills 0% 12/18/2025	3.90	2,000,000	1,996,309
US Treasury Bills 0% 2/24/2026	3.77 to 3.81	2,100,000	2,081,720
US Treasury Bills 0% 5/14/2026	3.73	1,500,000	1,475,032
US Treasury Notes 3.5% 9/30/2026	3.86 to 4.36	3,237,200	3,232,597
US Treasury Notes 3.625% 8/31/2027	3.53 to 3.61	1,250,000	1,252,002
US Treasury Notes 4.125% 1/31/2027	3.89 to 4.08	2,250,000	2,262,920
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,260,280)			15,281,850

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $2,010,697)	4.02	2,010,295	2,010,697

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $53,867,830)	54,019,458
NET OTHER ASSETS (LIABILITIES) - 0.7%	368,147
NET ASSETS - 100.0%	54,387,605

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,386,182 or 19.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,669,493	9,747,898	10,406,697	19,925	3	-	2,010,697	2,010,295	0.0%
Total	2,669,493	9,747,898	10,406,697	19,925	3	-	2,010,697

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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